Revenue - Additional Information (Details) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Revenue
Revenue - Lease component included within time charter services and transportation and installation.	€ 74,000	€ 18,000
Contract assets	154,000	37,000
Total revenue	298,535	82,218
Revenue exceeded 10% of total revenue - Customer 1
Revenue
Total revenue	121,000	31,700
Revenue exceeded 10% of total revenue - Customer 2
Revenue
Total revenue	41,000	18,400
Revenue exceeded 10% of total revenue - Customer 3
Revenue
Total revenue	40,000	€ 14,300
Revenue exceeded 10% of total revenue - Customer 4
Revenue
Total revenue	€ 33,000
Europe
Revenue
Percentage of entity's revenue	49.00%	45.00%
Rest of the world
Revenue
Percentage of entity's revenue	51.00%	55.00%